LEASING - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 1,307
Changes during the year:
Depreciation and amortization	351	$ 594	$ 1,944
Ending Balance	451	1,307
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,378	4,917
Changes during the year:
New leases	40	309
Termination of leases	(92)	(687)
Deconsolidation of Oranim	(921)
Currency translation adjustments	(32)	(161)
Ending Balance	3,437	4,378	4,917
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,071	2,988
Changes during the year:
Depreciation and amortization	351	594
Termination of leases	(33)	(447)
Deconsolidation of Oranim	(388)
Currency translation adjustments	(15)	(64)
Ending Balance	2,986	3,071	2,988
Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	980
Changes during the year:
Ending Balance	239	980
Premises [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,703	4,342
Changes during the year:
New leases	0	0
Termination of leases	0	(507)
Deconsolidation of Oranim	(921)
Currency translation adjustments	(5)	(132)
Ending Balance	2,777	3,703	4,342
Premises [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,723	2,682
Changes during the year:
Depreciation and amortization	250	453
Termination of leases	0	(364)
Deconsolidation of Oranim	(388)
Currency translation adjustments	(47)	(48)
Ending Balance	2,538	2,723	2,682
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	327
Changes during the year:
Ending Balance	212	327
Vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	675	575
Changes during the year:
New leases	40	309
Termination of leases	(92)	(180)
Deconsolidation of Oranim	0
Currency translation adjustments	(37)	(29)
Ending Balance	660	675	575
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	348	306
Changes during the year:
Depreciation and amortization	101	141
Termination of leases	(33)	(83)
Deconsolidation of Oranim	0
Currency translation adjustments	(32)	(16)
Ending Balance	$ 448	$ 348	$ 306